LEASES (Schedule of Lease Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [Abstract]
Interest expense on lease liabilities	$ 67	$ 115
Exchange rate differences	(7)	(57)
Depreciation expenses on right-of-use assets	797	805
Expense due to removal of lease liabilities and right-of-use assets	$ 3	$ 0